INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2021 (Details) ₽ in Billions	1 Months Ended						3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Mar. 31, 2021 RUB (₽) extension	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 RUB (₽)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 PKR (₨)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 RUB (₽)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 6,670,000,000			$ 7,595,000,000
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,250,000,000		$ 1,250,000,000					$ 1,250,000,000
Borrowings term							3 years
Number of extensions | extension							2
Borrowing term, extension							1 year
RUB30bn Alfa Bank facility
Disclosure of detailed information about borrowings [line items]
Notional amount							₽ 30								396,000,000
Borrowings																						₽ 30	$ 165,000,000
RUB45bn Alfa Bank Facility
Disclosure of detailed information about borrowings [line items]
Notional amount							45								594,000,000
RUB15bn Alfa Bank Floating Rate Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount							₽ 15								198,000,000
Borrowings term				5 years
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		₽ 15	$ 198,000,000						₽ 15
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired				15.00%		15.00%
Consideration paid				$ 273,000,000
Proportion of ownership interest in subsidiary				100.00%				100.00%
PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount															131,000,000	₨ 20,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank syndicated facility
Disclosure of detailed information about borrowings [line items]
Notional amount															98,000,000	15,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank bilateral term facility
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 33,000,000	₨ 5,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 320,000,000													₨ 50,000,000,000
Borrowings term	10 years
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility And PKR15Bn MCB Bank Syndicated Facility
Disclosure of detailed information about borrowings [line items]
Tenor of floating rate facility								7 years
VEON Holdings B.V.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary								100.00%	100.00%
VEON Holdings B.V. | MTN unsecured notes
Disclosure of detailed information about borrowings [line items]
Bonds issued						₽ 10							$ 273,000,000				$ 1,250,000,000	$ 135,000,000	₽ 20	$ 288,000,000
VEON Holdings B.V. | MTN unsecured notes | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued													$ 6,500,000,000								$ 6,500,000,000
VEON Holdings B.V. | Alfa Bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Available											611,000,000
VEON Holdings B.V. | Sberbank
Disclosure of detailed information about borrowings [line items]
Available											612,000,000
VEON Holdings B.V. | Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Borrowings | ₽												₽ 20
VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Consideration paid					$ (51,000,000)
Proportion of ownership interest in subsidiary								100.00%	100.00%
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan
Disclosure of detailed information about borrowings [line items]
Fixed rate tranche									₽ 30		408,000,000
Available									45		612,000,000
Floating rate tranche									15		204,000,000
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan | March 2025
Disclosure of detailed information about borrowings [line items]
Available									30		407,000,000
VEON Finance Ireland Designated Activity Company | Alfa Bank bilateral term loan | March 2026
Disclosure of detailed information about borrowings [line items]
Available											204,000,000
VEON Finance Ireland Designated Activity Company | Sberbank
Disclosure of detailed information about borrowings [line items]
Available									45		611,000,000
VEON Finance Ireland Designated Activity Company | Sberbank | June 2023
Disclosure of detailed information about borrowings [line items]
Available									15		204,000,000
VEON Finance Ireland Designated Activity Company | Sberbank | June 2024
Disclosure of detailed information about borrowings [line items]
Available									₽ 30		$ 408,000,000